Debt and Credit Facilities - Reconciliation of Changes of Liabilities to Cash Flows from Financing Activities (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt due within one year (note 17)	$ 0	$ 400
Long-term debt (note 15)	6,117	4,570	$ 2,387	$ 2,387
Long-term debt issuance (repayment) (note 17)	1,200	(389)
Payments of finance lease liabilities, classified as financing activities	208	339
Current lease liabilities	102	109
Non-current lease liabilities	1,298	1,353
Hedge of net investment (note 25)	44	146
Other	2	(1)
Short-term debt	40
Long-term debt due within one year	0	400
Long-term debt	6,117	4,570	$ 2,387	$ 2,387
Other non-current financial liabilities	410	454
Long-term debt issuance, net	1,200	(389)
Debt issue costs	(7)	(9)
Payment of finance lease obligations	(208)	(339)
Deferred revenue	(115)	(42)
Foreign exchange recognized in OCI	(44)	(146)
Non-current debt due within one year [Member]
Disclosure of detailed information about borrowings [line items]
Long-term debt due within one year (note 17)	0	400
Long-term debt issuance (repayment) (note 17)	(1,400)
Increase Decrease Through Reclassification From Long Term Debt To Current Portion Of Long Term Debt Liabilities Arising From Financing Activities	1,000
Hedge of net investment (note 25)	0
Long-term debt due within one year	0	400
Long-term debt issuance, net	(1,400)
Repayments of non-current borrowings	1,400
Total other changes - liability related, Current portion of non-current borrowings	1,000
Foreign exchange recognized in OCI	0
Long-term debt
Disclosure of detailed information about borrowings [line items]
Long-term debt (note 15)	6,117	4,570
Long-term debt issuance (repayment) (note 17)	2,600
Increase Decrease Through Reclassification From Long Term Debt To Current Portion Of Long Term Debt Liabilities Arising From Financing Activities	(1,000)
Hedge of net investment (note 25)	50
Long-term debt	6,117	4,570
Long-term debt issuance, net	2,600
Debt issue costs	7
Proceeds from non-current borrowings, net of debt issuance costs	2,593
Adjustments for finance costs	4
Foreign exchange recognized in OCI	(50)
Total other changes - liability related, Long-term debt	1,046
Current Lease Liabilities
Disclosure of detailed information about borrowings [line items]
Payments of finance lease liabilities, classified as financing activities	(111)
Current lease liabilities	102	109
Increase Decrease Through Reclassification From Long Term Debt To Current Portion Of Long Term Debt Liabilities Arising From Financing Activities	107
Hedge of net investment (note 25)	1
Other	(2)
Total other changes - liability related, Other long-term liabilities	104
Payment of finance lease obligations	111
Foreign exchange recognized in OCI	(1)
Non-current Lease Liabilities
Disclosure of detailed information about borrowings [line items]
Non-current lease liabilities	1,298	1,353
Net Addition Lease Liabilities	23
Increase Decrease Through Reclassification From Long Term Debt To Current Portion Of Long Term Debt Liabilities Arising From Financing Activities	(107)
Fair value changes	32
Hedge of net investment (note 25)	2
Other	(1)
Total other changes - liability related, Other long-term liabilities	(55)
Foreign exchange recognized in OCI	(2)
Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Repayments of current borrowings	(510)
Short-term debt	40	550
Other long-term liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Fair value changes	8
Other	64
Total other changes - liability related, Other long-term liabilities	(44)
Other non-current financial liabilities	410	454
Foreign exchange, other long-term liabilities	(1)
Net additions of lease liabilities	$ (115)
Non-current debt due within one year [Member]
Disclosure of detailed information about borrowings [line items]
Long-term debt due within one year (note 17)		400
Long-term debt due within one year		$ 400